Vessels, net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Vessels, net
4.	Vessels, net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as of December 31, 2024	$336,139,873	$(127,909,855)	$208,230,018

Acquisitions and improvements	153,107,320	—	153,107,320

Depreciation for the period	—	(10,749,128)	(10,749,128)

Balance as of June 30, 2025	$489,247,193	$(138,658,983)	$350,588,210

The additions during the
six-month
period ended June 30, 2025 mainly relate to the acquisition of 8 vessels “Clean Imperial”, “Supra Pasha”, “Supra Monarch”, “Supra Duke”, “Supra Sovereign”, “Supra Baron”, “Eco Sikousis” and “Eco Czar” (Note 3).
As of June 30, 2025, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As the undiscounted net operating cash flows, for the thirteen vessels whose fair value was below their carrying value, as of June 30, 2025, exceeded each vessel’s carrying value, no impairment was for the six-month
period ended June 30, 2025.